Income taxes	12 Months Ended
Dec. 31, 2012
Income taxes

7    Income taxes

The following is a summary of the major components of the Company’s income tax expense:

(in millions of Canadian dollars)	2012	2011	2010

Current income tax expense (recovery)	$12	$(60)	$9

Deferred income tax expense
Origination and reversal of temporary differences	144	194	244
Effect of tax rate increases	11	–	–
Effect of hedge of net investment in foreign subsidiaries	(9)	8	(18)
Tax credits	(4)	(15)	(16)
Other	(2)	–	1

Total deferred income tax expense	140	187	211

Total income taxes	$152	$127	$220

Income before income tax expense
Canada	$464	$430	$577
Foreign	172	267	294

Total income before income tax expense	$636	$697	$871

Income tax expense (recovery)
Current
Canada	$6	$(59)	$(1)
Foreign	6	(1)	10

Total current income tax expense (recovery)	12	(60)	9

Deferred
Canada	120	115	122
Foreign	20	72	89

Total deferred income tax expense	140	187	211

Total income taxes	$152	$127	$220

The provision for deferred income taxes arises from temporary differences in the carrying values of assets and liabilities for financial statement and income tax purposes and the effect of loss carry forwards. The items comprising the deferred income tax assets and liabilities are as follows:

(in millions of Canadian dollars)	2012	2011

Deferred income tax assets
Restructuring liability	$24	$16
Amount related to tax losses carried forward	322	377
Liabilities carrying value in excess of tax basis	295	327
Future environmental remediation costs	31	34
Tax credits carried forward including minimum tax	122	116
Other	71	57

Total deferred income tax assets	865	927

Deferred income tax liabilities
Properties carrying value in excess of tax basis	2,676	2,608
Other long-term assets carrying value in excess of tax basis	7	18
Other	20	19

Total deferred income tax liabilities	2,703	2,645

Total net deferred income tax liabilities	1,838	1,718
Current deferred income tax assets	254	101

Long-term deferred income tax liabilities	$2,092	$1,819

The Company’s consolidated effective income tax rate differs from the expected statutory tax rates. Expected income tax expense at statutory rates is reconciled to income tax expense as follows:

(in millions of Canadian dollars, except percentage)	2012	2011	2010

Statutory federal and provincial income tax rate	26.09%	28.75%	29.15%

Expected income tax expense at Canadian enacted statutory tax rates	$166	$200	$254
Increase (decrease) in taxes resulting from:
Items not subject to tax	(4)	(3)	(3)
Canadian tax rate differentials	(1)	(8)	(10)
Foreign tax rate differentials	(17)	(4)	—
Effect of tax rate increases	11	—	—
Tax credits	(4)	(15)	(16)
Other(1)	1	(43)	(5)

Income tax expense	$152	$127	$220

(1) Substantially all amounts in 2011 relate to uncertain tax positions.

The Company has no unrecognized tax benefits from capital losses at December 31, 2012 and 2011.

The Company has not provided a deferred liability for the income taxes, if any, which might become payable on any temporary difference associated with its foreign investments because the Company intends to indefinitely reinvest in its foreign investments and has no intention to realize this difference by a sale of its interest in foreign investments.

During the second quarter of 2012, legislation was enacted to cancel the previously planned province of Ontario’s corporate income tax rate reductions. As a result of these changes, the Company recorded an income tax expense of $11 million in the second quarter of 2012, based on its deferred income tax balances as at December 31, 2011.

At December 31, 2012, the Company has income tax operating losses carried forward of $1,195 million, which have been recognized as a deferred tax asset. Certain of these losses carried forward will begin to expire in 2015, with the majority expiring between 2022 and 2031. The Company also has minimum tax credits of approximately $40 million that will begin to expire in 2016 as well as investment tax credits of $35 million, certain of which will begin to expire in 2018, and track maintenance credits of $47 million which will begin to expire in 2025.

It is more likely than not that the Company will realize the majority of its deferred income tax assets from the generation of future taxable income, as the payments for provisions, reserves and accruals are made and losses and tax credits carried forward are utilized.

The following table provides a reconciliation of uncertain tax positions in relation to unrecognized tax benefits for Canada and the United States for the year ended December 31, 2012:

(in millions of Canadian dollars)	2012	2011	2010

Unrecognized tax benefits at January 1	$19	$60	$61
Increase in unrecognized:
Tax benefits related to the current year	2	3	5
Gross uncertain tax benefits related to prior years	—	1	2
Dispositions:
Gross uncertain tax benefits related to prior years	(2)	(45)	(5)
Settlements with tax authorities	—	—	(3)

Unrecognized tax benefits as at December 31	$19	$19	$60

If these uncertain tax positions were recognized, all of the amount of unrecognized tax positions as at December 31, 2012 would impact the Company’s effective tax rate.

The Company recognizes accrued interest and penalties related to unrecognized tax benefits as a component of income tax expense in the Company’s Consolidated Statement of Income. The total amount of accrued interest and penalties in 2012 was $nil (2011 – credit $15 million; 2010 — credit $7 million). The total amount of accrued interest and penalties associated with the unrecognized tax benefit at December 31, 2012 was $5 million (2011 – $5 million; 2010 – $20 million).

The Company and its subsidiaries are subject to either Canadian federal and provincial income tax, U.S. federal, state and local income tax, or the relevant income tax in other international jurisdictions. The Company has substantially concluded all Canadian federal and provincial income tax matters for the years through 2008. The federal and provincial income tax returns filed for 2009 and subsequent years remain subject to examination by the taxation authorities.

All U.S. federal income tax returns and generally all U.S. state and local income tax returns are closed to 2006. The income tax returns for 2007 and subsequent years continue to remain subject to examination by the taxation authorities.

The Company does not anticipate any material changes to the unrecognized tax benefits previously disclosed within the next 12 months as at December 31, 2012.